DRINKER BIDDLE & REATH LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                          Philadelphia, PA 19107-3496
                                 (215) 988-2700

                                January 14, 1999

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                 RE:  THE RBB FUND, INC.
                      (1993 ACT REGISTRATION NO. 33-20827)
                      (1940 ACT REGISTRATION NO. 811-5518)

Ladies and Gentlemen:

     On behalf of the RBB Fund, Inc. (the "Company") and pursuant to Rule 497(j) of the Securities Act of 1993, (the "1933 Act"), I hereby certify that (i) the Statements of Additional Information listed below that would have been filed under paragraph (c) of rule 497 of the 1933 Act would not have differed from the Statements of Additional Information contained in Post-Effective Amendment No.64 to the company's registration Statement on form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 64"), which was filed on December 16, 1998; and (ii) the text of Post-Effective Amendment No. 64 has been filed electronically:

     1. RBB Government Securities Portfolio Statement of Additional Information dated December 29, 1998;

     2. Bear Stearns Statement of Additional Information dated December 29, 1998 for the Money Market Portfolio;

     3. Bedford Family Statement of Additional Information dated December 29, 1998 for the Municipal Money Market Portfolio;

     4. Bedford Family Statement of Additional Information dated December 29, 1998 for the Government Obligations Money Market Portfolio;

     5. Bedford Family Statement of Additional Information dated December 29, 1998 for the Money Market, Municipal Money Market and Government Obligations Money Market Portfolio;

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     6. Cash Preservation Family Statement of Additional Information dated
December 29, 1998 for the Money Market and Municipal Money Market Portfolios;

     7. Janney Montgomery Scott Money Funds Statement of Additional Information dated December 29, 1998 for the Money Market, Municipal Money Market and Government Obligations Money Market and New York Municipal Money Market Portfolios;

     8. RBB Select Statement of Additional Information dated December 29, 1998 for the Money Market Portfolio;

     9. Robertson Stephens Statement of Additional Information dated December 29, 1998 for the Money Market Portfolio;

     10. Sansom Street Family Statement of Additional Information dated December 29, 1998 for the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios;

     11. RBB Principal Statement of Additional Information dated December 29, 1998 for the Money Market Portfolio;

     12. Boston Partners Large Cap Value Fund Statement of Additional Information dated December 29, 1998 (Institutional and Investor Classes);

     13. Boston Partners Mid Cap Value Fund Statement of Additional Information dated December 29, 1998 (Institutional and Investor Classes);

     14. Boston Partners Bond Fund Statement of Additional Information dated December 29, 1998 (Institutional and Investor Classes); and

     15. Boston Partners Micro Cap Value Fund Statement of Additional Information dated December 29, 1998 (Institutional and Investor Classes).


     If you have any questions or comments regarding this filing, do not hesitate to call me at (215) 988-2935.

                                            Very Truly Yours,

                                            /S/ ALLAN J. OSTER
                                            Allan J. Oster